Commitments and Contingencies (Tables)	12 Months Ended
Apr. 24, 2016
Commitments and Contingencies
Schedule of future minimum payments over the lease term
Fiscal Years Ending:
2017	7,960
2018	7,595
2019	6,935
2020	4,858
2021	4,417
Therafter	73,017

Total minimum lease payments	$104,782